Note Mortgage banking activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Mortgage servicing rights fair value adjustments	$ (36,519)	$ (25,336)	$ (7,904)
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	(420)	8,245	542
Trading Gains (Losses)	(817)	(785)	(4,723)
Mortgage banking activities	25,496	56,538	81,802
Mortgage Banking Activities
Mortgage servicing fees	48,300	58,208	59,461
Mortgage servicing rights fair value adjustments	(36,519)	(25,336)	(7,904)
Servicing Fees Net	11,781	32,872	51,557
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	17,088	26,976	35,336
Unrealized gains (losses) on outstanding derivative positions	184	(1)	17
Realized (losses) on closed derivative positions	(3,557)	(3,309)	(5,108)
Trading Gains (Losses)	(3,373)	(3,310)	(5,091)
Mortgage banking activities	$ 25,496	$ 56,538	$ 81,802